Filed Pursuant to Rule 497(e)
1933 Act File No. 333-206240
1940 Act File No. 811-23084

EXPLANATORY NOTE

On behalf of Series Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplement to the Prospectus for the MProved Systematic Multi-Strategy Fund (the “Fund”), which was filed pursuant to Rule 497(e) on February 28, 2020. The purpose of this filing is to submit the 497(e) filing dated February 28, 2020 in XBRL for the Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE